SPARTAN(REGISTERED TRADEMARK)
MONEY MARKET
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    8   A summary of major shifts in
                          the fund's investments over
                          the past six months and one
                          year.

INVESTMENTS           9   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  22  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 26  Notes to the financial
                          statements.




Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31,  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN MONEY MARKET       2.45%          4.91%        29.61%        67.60%

All Taxable Money Market   2.30%          4.58%        27.98%        61.37%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 955 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31,    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN MONEY MARKET         4.91%        5.32%         5.30%

All Taxable Money Market     4.58%        5.05%         4.90%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                           11/2/99  8/3/99   4/27/99  2/2/99  11/3/98

Spartan Money Market Fund  5.19%    4.73%    4.59%    4.84%   5.02%

All Taxable Money Market   4.83%    4.50%    4.28%    4.41%   4.72%
Funds Average

                           11/3/99  7/28/99  4/28/99  2/3/99  10/28/98

MMDA                       2.07%    2.04%    2.10%    2.21%   2.45%


Spartan Money
Market Fund

All Taxable Money
Market Funds

Average
MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 5.19
Row: 1, Col: 2, Value: 4.85
Row: 1, Col: 3, Value: 2.07
Row: 2, Col: 1, Value: 4.73
Row: 2, Col: 2, Value: 4.5
Row: 2, Col: 3, Value: 2.04
Row: 3, Col: 1, Value: 4.59
Row: 3, Col: 2, Value: 4.28
Row: 3, Col: 3, Value: 2.1
Row: 4, Col: 1, Value: 4.84
Row: 4, Col: 2, Value: 4.41
Row: 4, Col: 3, Value: 2.21
Row: 5, Col: 1, Value: 5.02
Row: 5, Col: 2, Value: 4.72
Row: 5, Col: 3, Value: 2.45

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market fund
returns to its shareholders
income earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of John Todd)

An interview with John Todd, Portfolio Manager of Spartan Money Market
Fund

Q. JOHN, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE SIX MONTHS THAT ENDED OCTOBER 31, 1999?

A. At the beginning of the period, the markets had recovered from the global financial meltdown that had occurred in late 1998. To help alleviate that crisis, the Federal Reserve Board had reduced the rate that banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points three times, bringing the fed funds rate down to 4.75%. At the same time, economies in Asia, including Japan, seemed to be reviving. That rebirth helped spark a recovery in oil and other commodity prices. The Asian recovery, coupled with Latin America's ability to head off the threat of an additional financial crisis, helped convince U.S. markets that the international economic situation had stabilized. As investors turned their eyes back to the domestic scene, they saw an economy that continued to grow at a fairly robust rate. Final demand - meaning retail sales - remained strong, but standard inflation measures such as the consumer price index (CPI) and the producer price index (PPI) stayed fairly under control. In May, however, a report was released showing an unexpected outsized gain in the CPI in April, which later proved to be short-lived, but put the markets on alert and also captured the attention of the Fed. In addition, many stock market indexes reached new highs during this period.

Q. HOW DID THE FED RESPOND TO THESE CONDITIONS?

A. At its May meeting, the Fed shifted from a neutral interest-rate stance to a bias toward hiking rates to head off inflation. The Fed followed through with a 0.25 percentage-point increase in the fed funds rate at the end of June, although it went back to a neutral stance at that time. Nevertheless, market observers expected the Fed to take back the three rate cuts it implemented in late 1998. The Fed raised the fed funds rate by 0.25 percentage points once again in August - it stood at 5.25% at the end of the period - then announced at its October Open Market Committee meeting its shift from a neutral stance back to a bias toward raising rates again in the future.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The fund's average maturity stood at 65 days at the beginning of the period. With the CPI scare at the beginning of May, yields in the market rose in anticipation of Fed action. By the end of July, I had increased the fund's average maturity to 73 days. I did so primarily by investing in one-year securities, which were attractive because they factored in the rising rates we felt were imminent. At the same time, I preserved liquidity to position the fund to take advantage of rising yields built into the short-term market brought on by market pressures. I also increased the fund's holdings in variable-rate securities - whose yields are reset periodically - to about 23% of the fund at the end of the period. These instruments should ratchet up in yield in response to actual and potential Fed rate hikes and the higher yields the market historically experiences at the end of the calendar year.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on October 31, 1999, was 5.18%, compared to 4.59% six months ago. For the six months that ended October 31, 1999, the fund had a total return of 2.45%, compared to 2.30% for the all taxable money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. The big question is whether or not the Fed will take back the last of the three rate hikes it implemented in late 1998, bringing the fed funds rate back to 5.50%. My sense at this point is that the Fed will do so before the end of the year. The Fed appeared relatively comfortable with its monetary policy before last year's global economic crisis, when it felt compelled to lower rates to benefit the financial markets. At that point, the fed funds rate was at 5.50% and the economy was healthy without exhibiting excesses that might lead to inflation.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks high current
income with share price
stability by investing in
high-quality, short-term
money market securities of
domestic and foreign issuers
and repurchase agreements

FUND NUMBER: 454

TRADING SYMBOL: SPRXX

START DATE: January 23,
1989

SIZE: as of October 31,
1999, more than $9.7
billion

MANAGER: John Todd, since
1989; manager, various
Fidelity and Spartan money
market funds; joined Fidelity
in 1981

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                       % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 4/30/99  % OF FUND'S INVESTMENTS
                           10/31/99                                                  10/31/98

  0 - 30                    44.8                     39.5                             28.2

 31 - 90                    15.1                     34.4                             32.6

 91 - 180                   34.2                     19.5                             33.5

181 - 397                   5.9                      6.6                              5.7

WEIGHTED AVERAGE MATURITY

                           10/31/99                 4/30/99                          10/31/98

Spartan Money Market Fund  69 DAYS                  65 Days                          73 Days

All Taxable Money Market   57 DAYS                  61 Days                          58 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999                                     AS OF APRIL 30, 1999

Commercial Paper                53.7%                      Commercial Paper                41.5%

Bank CDs, BAs,  TDs, and                                   Bank CDs, BAs,  TDs, and
Notes                           45.9%                      Notes                           58.4%

Other Investments and Net                                  Other Investments and Net
Other Assets                     0.4%                      Other Assets                     0.1%

Row: 1, Col: 1, Value: 53.7                                Row: 1, Col: 1, Value: 41.4
Row: 1, Col: 2, Value: 0.0                                 Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: nil                                 Row: 1, Col: 3, Value: nil
Row: 1, Col: 4, Value: 45.9                                Row: 1, Col: 4, Value: 58.1
Row: 1, Col: 5, Value: 0.0                                 Row: 1, Col: 5, Value: nil
Row: 1, Col: 6, Value: 0.0                                 Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                 Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.4                                 Row: 1, Col: 8, Value: 0.1



PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS OCTOBER 31, 1999 (UNAUDITED)


Showing Percentage of Net Assets



CERTIFICATES OF DEPOSIT - 27.9%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 2.0%

First Union National Bank,
North Carolina

 11/20/99                         5.55% (b)                   $ 60,000                             $ 60,000

Fleet National Bank

 11/3/99                          5.34 (b)                     38,000                               37,981

Morgan Guaranty Trust Co., NY

 2/22/00                          6.10                         60,000                               60,000

US Bank NA Minnesota

 3/20/00                          5.95                         38,000                               38,000

                                                                                                    195,981

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 5.2%

Abbey National PLC

 11/10/99                         5.39                         59,000                               59,000

Abbey National Treasury
Services PLC

 12/17/99                         5.30                         70,000                               70,000

Bank of Scotland Treasury
Services PLC

 2/16/00                          5.14                         35,000                               34,996

Bayerische Hypo-und
Vereinsbank AG

 3/8/00                           6.00                         50,000                               50,000

Commerzbank AG

 11/18/99                         5.00                         25,000                               25,000

Halifax PLC

 11/8/99                          4.95                         55,000                               55,000

 11/9/99                          5.39                         55,000                               55,000

 12/13/99                         5.00                         50,000                               50,000

 2/1/00                           6.13                         75,000                               75,000

Svenska Handelsbanken AB

 11/18/99                         5.00                         35,000                               35,000

                                                                                                    508,996

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 20.7%

Bank of Montreal

 3/3/00                           5.35                         40,000                               39,990

Banque Nationale de Paris

 8/2/00                           5.85                         50,000                               49,984

Barclays Bank PLC

 11/1/99                          5.38 (b)                     95,000                               94,975

 11/1/99                          5.39 (b)                     50,000                               49,984

 11/1/99                          5.39 (b)                     25,000                               24,992

 3/1/00                           5.30                         60,000                               59,989

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Barclays Bank PLC - continued

 6/14/00                          5.66%                       $ 70,000                             $ 69,979

Bayerische Hypo-und
Vereinsbank AG

 2/10/00                          5.12                         50,000                               49,995

Canadian Imperial Bank of
Commerce

 11/1/99                          5.38 (b)                     100,000                              99,969

 2/23/00                          5.17                         35,000                               34,995

 2/29/00                          5.24                         27,000                               26,997

 5/18/00                          5.30                         50,000                               49,982

Credit Communale de Belgique

 3/7/00                           6.00                         50,000                               50,000

Den Danske Bank Group AS

 11/10/99                         5.33 (b)                     25,000                               24,994

Deutsche Bank AG

 11/3/99                          5.38                         25,000                               25,000

 1/14/00                          6.00                         50,000                               50,000

 1/28/00                          6.00                         50,000                               49,996

 2/10/00                          5.11                         30,000                               29,997

 2/16/00                          5.12                         50,000                               49,993

Dresdner Bank AG

 11/23/99                         5.38 (b)                     30,000                               29,992

Landesbank Hessen-Thuringen

 3/1/00                           5.22                         50,000                               49,992

Lloyds Bank PLC

 7/17/00                          5.70                         20,000                               19,993

National Westminster Bank PLC

 3/15/00                          5.15                         45,000                               44,981

Norddeutsche Landesbank
Girozentrale

 2/10/00                          5.10                         20,000                               19,998

 5/18/00                          5.33                         25,000                               24,991

 7/12/00                          5.76                         25,000                               24,992

RaboBank Nederland Coop.
Central

 7/12/00                          5.75                         50,000                               49,983

Royal Bank of Canada

 11/1/99                          5.39 (b)                     45,000                               44,988

 11/18/99                         5.34 (b)                     30,000                               29,988

 2/18/00                          5.15                         40,000                               39,996

 2/28/00                          5.26                         20,000                               19,997

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Royal Bank of Scotland PLC

 1/31/00                          6.04%                       $ 85,000                             $ 85,000

Societe Generale, France

 11/19/99                         5.36 (b)                     36,000                               35,988

 11/29/99                         5.40 (b)                     31,000                               30,965

 12/6/99                          5.21                         81,000                               81,000

Svenska Handelsbanken AB

 11/16/99                         5.52 (b)                     34,000                               34,001

Toronto Dominion Bank

 12/8/99                          5.22                         25,000                               25,000

 2/18/00                          5.15                         50,000                               49,995

 6/12/00                          5.60                         75,000                               74,974

UBS AG

 2/28/00                          5.20                         50,000                               49,995

 5/18/00                          5.35                         65,000                               64,980

 7/5/00                           5.80                         50,000                               49,987

Westdeutsche Landesbank
Girozentrale

 11/8/99                          5.35                         50,000                               50,000

 11/22/99                         5.34                         50,000                               50,000

                                                                                                    2,013,587

TOTAL CERTIFICATES OF DEPOSIT                                                                       2,718,564

COMMERCIAL PAPER - 53.7%



ABN-AMRO North America, Inc.

 12/6/99                          5.20                         24,000                               23,882

American Express Credit Corp.

 3/1/00                           6.00                         25,000                               24,508

American Home Products Corp.

 2/15/00                          5.92                         25,000                               24,577

Aspen Funding Corp.

 11/15/99                         5.46 (b)                     60,000                               60,000

 1/26/00                          6.16                         56,000                               55,191

Asset Securitization Coop.
Corp.

 11/3/99                          5.51 (b)                     3,000                                3,000

 11/3/99                          5.51 (b)                     50,000                               50,000

 11/9/99                          5.47 (b)                     35,000                               34,998

 11/10/99                         5.46 (b)                     60,000                               60,000

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Asset Securitization Coop.
Corp. - continued

 12/20/99                         5.54% (b)                   $ 55,000                             $ 55,000

 2/24/00                          6.00                         65,000                               63,783

Associates First Capital BV

 2/10/00                          5.95                         50,000                               49,189

Associates First Capital Corp.

 12/14/99                         5.39                         25,000                               24,843

BankAmerica Corp.

 2/24/00                          5.90                         50,000                               49,086

Centric Capital Corp.

 11/26/99                         5.37                         35,000                               34,870

 2/4/00                           6.16                         17,000                               16,728

Chase Manhattan Corp.

 4/26/00                          6.03                         85,000                               82,555

CIESCO LP

 11/1/99                          5.35                         1,000                                1,000

 11/10/99                         5.37                         12,000                               11,984

 11/17/99                         5.35                         10,000                               9,976

CIT Group, Inc.

 11/15/99                         5.33                         15,000                               14,969

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 11/9/99                          5.42                         30,000                               29,964

 11/9/99                          5.44                         16,000                               15,981

 11/10/99                         5.40                         12,000                               11,984

 11/18/99                         5.40                         34,000                               33,914

 11/23/99                         5.43                         40,000                               39,868

Commonwealth Bank of Australia

 11/18/99                         5.02                         25,000                               24,942

ConAgra, Inc.

 11/1/99                          5.43                         22,000                               22,000

 11/1/99                          5.45                         23,000                               23,000

 11/16/99                         5.50                         36,000                               35,918

 11/17/99                         5.48                         4,000                                3,990

Conoco, Inc.

 11/22/99                         5.48                         20,000                               19,936

 11/22/99                         5.51                         14,000                               13,955

Corporate Receivables Corp.

 1/25/00                          6.11                         30,000                               29,575

 2/9/00                           6.15                         25,000                               24,581

 2/11/00                          6.15                         15,000                               14,744

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Cregem North America, Inc.

 11/4/99                          4.97%                       $ 25,000                             $ 24,990

CXC, Inc.

 11/17/99                         5.42                         10,000                               9,976

 11/22/99                         5.49 (b)                     55,000                               54,996

Daimler-Chrysler North
America Holding Corp.

 11/3/99                          5.44                         15,000                               14,996

 2/16/00                          5.86                         15,000                               14,747

 2/23/00                          6.10                         18,000                               17,660

 2/23/00                          6.13                         10,000                               9,810

 3/6/00                           6.05                         22,000                               21,546

 3/7/00                           5.95                         18,000                               17,633

 3/8/00                           5.93                         25,000                               24,489

Delaware Funding Corp.

 11/8/99                          5.42                         30,259                               30,227

 11/18/99                         5.47                         22,214                               22,157

Deutsche Bank Financial, Inc.

 12/8/99                          5.21                         100,000                              99,479

Edison Asset Securitization LLC

 11/8/99                          5.44                         34,000                               33,964

 11/15/99                         5.46                         14,000                               13,970

 11/17/99                         5.42                         30,000                               29,928

 2/8/00                           5.92                         13,000                               12,794

 2/9/00                           6.00                         30,179                               29,688

 3/1/00                           5.93                         22,000                               21,574

 3/6/00                           5.96                         12,000                               11,756

 3/6/00                           6.01                         28,000                               27,428

 3/10/00                          5.96                         18,000                               17,623

 3/13/00                          5.96                         30,000                               29,358

Enterprise Funding Corp.

 11/2/99                          5.41                         35,767                               35,762

 11/15/99                         5.35                         78,869                               78,706

 11/15/99                         5.41                         20,000                               19,958

 11/16/99                         5.35                         12,034                               12,007

 11/17/99                         5.40                         10,000                               9,976

 11/18/99                         5.38                         15,193                               15,155

 11/22/99                         5.47                         29,879                               29,785

 1/28/00                          6.21                         19,155                               18,869

 2/14/00                          6.15                         13,000                               12,771

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Falcon Asset Securitization
Corp.

 11/1/99                          5.46%                       $ 15,000                             $ 15,000

 11/10/99                         5.45                         12,000                               11,984

 11/12/99                         5.47                         10,000                               9,984

 11/15/99                         5.38                         17,000                               16,965

 11/15/99                         5.40                         10,455                               10,433

 11/18/99                         5.44                         59,670                               59,518

 11/19/99                         5.38                         30,000                               29,920

 1/31/00                          6.03                         24,000                               23,642

 2/3/00                           6.01                         22,450                               22,105

 2/4/00                           6.02                         16,000                               15,752

 2/7/00                           6.02                         22,000                               21,648

 2/7/00                           6.16                         34,438                               33,871

Finova Capital Corp.

 11/9/99                          5.62 (b)                     25,000                               25,000

Fleet Funding Corp.

 2/3/00                           6.16                         10,000                               9,842

 2/16/00                          6.18                         20,000                               19,640

Fortis Funding LLC

 3/7/00                           5.90                         62,000                               60,747

GE Capital International
Funding, Inc.

 2/22/00                          6.09                         30,000                               29,439

 3/13/00                          5.91                         60,000                               58,730

 3/15/00                          6.06                         25,000                               24,447

General Electric Capital Corp.

 2/16/00                          5.60                         25,000                               24,597

 2/24/00                          5.60                         50,000                               49,136

 3/3/00                           5.90                         50,000                               49,018

 3/3/00                           6.04                         100,000                              97,988

 3/10/00                          5.91                         40,000                               39,169

 3/10/00                          6.10                         50,000                               48,924

General Electric Capital
Services, Inc.

 2/14/00                          5.60                         50,000                               49,210

General Electric Co.

 11/15/99                         5.33                         40,000                               39,918

General Motors Acceptance Corp.

 11/15/99                         5.33                         50,000                               49,897

 2/16/00                          5.60                         75,000                               73,792

 2/22/00                          5.90                         75,000                               73,653

 2/23/00                          5.60                         75,000                               73,713

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

General Motors Acceptance
Corp. - continued

 2/23/00                          5.90%                       $ 50,000                             $ 49,094

 3/6/00                           5.90                         80,000                               78,398

 3/7/00                           5.91                         30,000                               29,395

Goldman Sachs Group, Inc.

 2/9/00                           5.80                         60,000                               59,063

GTE Corp.

 11/9/99                          5.41                         54,000                               53,935

 11/15/99                         5.43                         24,000                               23,950

Heller Financial, Inc.

 11/1/99                          5.31                         50,000                               50,000

 11/15/99                         5.47                         8,000                                7,983

 11/16/99                         5.47                         6,000                                5,986

 11/18/99                         5.47                         6,000                                5,985

 11/22/99                         5.47                         6,000                                5,981

 12/14/99                         5.57                         12,000                               11,921

Household Finance Corp.

 2/14/00                          5.85                         25,000                               24,586

J.P. Morgan & Co., Inc.

 12/6/99                          5.20                         50,000                               49,754

 2/9/00                           5.62                         50,000                               49,243

Kitty Hawk Funding Corp.

 11/19/99                         5.37                         48,165                               48,036

 11/19/99                         5.41                         20,000                               19,946

 11/22/99                         5.47                         8,801                                8,773

 1/26/00                          6.22                         30,723                               30,273

Lehman Brothers Holdings, Inc.

 1/18/00                          6.36                         37,000                               36,500

 2/9/00                           6.30                         23,000                               22,607

Lloyds Bank PLC

 11/17/99                         5.00                         25,000                               24,946

Marsh USA, Inc.

 2/15/00                          5.71                         28,000                               27,544

 3/22/00                          5.92                         34,000                               33,229

MCI WorldCom, Inc.

 11/15/99                         5.48 (b)                     40,000                               40,000

Morgan Stanley Dean Witter &
Co.

 2/2/00                           5.62                         70,000                               69,014

New Center Asset Trust

 11/3/99                          5.40                         46,000                               45,986

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Newport Funding Corp.

 2/1/00                           6.17%                       $ 32,000                             $ 31,505

Norfolk Southern Corp.

 11/3/99                          5.60                         11,116                               11,113

 11/10/99                         5.56                         12,000                               11,983

 11/15/99                         5.56                         6,000                                5,987

Park Avenue Receivables Corp.

 11/3/99                          5.43                         20,680                               20,674

 11/8/99                          5.43                         8,000                                7,992

 11/18/99                         5.39                         12,000                               11,970

 1/26/00                          6.22                         30,000                               29,561

 2/15/00                          6.13                         17,676                               17,364

PHH Corp.

 11/15/99                         5.50                         15,000                               14,968

Preferred Receivables Funding
Corp.

 11/2/99                          5.46                         15,000                               14,998

 11/9/99                          5.40                         50,000                               49,940

 11/15/99                         5.47                         35,000                               34,927

 11/16/99                         5.45                         16,000                               15,964

 11/17/99                         5.38                         42,330                               42,229

 11/18/99                         5.46                         10,000                               9,975

 1/27/00                          6.14                         25,000                               24,636

 1/31/00                          6.01                         14,000                               13,792

 2/4/00                           6.00                         20,000                               19,690

 2/9/00                           6.00                         26,000                               25,577

 2/17/00                          6.15                         16,790                               16,486

Rohm & Haas Co.

 11/2/99                          5.42                         20,000                               19,997

 3/8/00                           6.35                         15,000                               14,672

Salomon Smith Barney
Holdings, Inc.

 2/8/00                           5.63                         50,000                               49,249

 2/9/00                           5.90                         40,000                               39,363

 2/14/00                          5.85                         20,000                               19,669

The Bear Stearns Companies,
Inc.

 2/23/00                          5.72                         35,000                               34,387

Three Rivers Funding Corp.

 11/10/99                         5.40                         25,000                               24,966

 11/15/99                         5.38                         25,000                               24,948

 11/16/99                         5.40                         14,396                               14,364

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Triple-A One Funding Corp.

 11/3/99                          5.42%                       $ 44,000                             $ 43,987

 11/12/99                         5.41                         24,641                               24,600

 11/17/99                         5.40                         10,000                               9,976

 1/27/00                          6.17                         9,198                                9,064

Tyco International Group SA

 11/3/99                          5.58                         7,000                                6,998

 11/10/99                         5.60                         4,000                                3,994

 11/15/99                         5.58                         5,000                                4,989

UBS Finance, Inc.

 11/5/99                          5.37                         75,000                               74,955

 11/17/99                         5.00                         40,000                               39,913

 12/7/99                          5.27                         75,000                               74,615

 12/13/99                         5.00                         105,000                              104,406

Wells Fargo & Co.

 3/2/00                           6.09                         25,000                               24,496

Windmill Funding Corp.

 11/1/99                          5.34                         10,044                               10,044

 11/1/99                          5.38                         16,000                               16,000

 11/4/99                          5.34                         25,000                               24,989

 11/9/99                          5.39                         3,000                                2,996

 11/10/99                         5.39                         35,000                               34,953

 11/10/99                         5.43                         10,000                               9,987

 11/18/99                         5.40                         15,000                               14,962

 2/9/00                           6.00                         3,548                                3,490

 2/22/00                          5.98                         6,000                                5,890

 2/28/00                          6.13                         10,000                               9,802

 3/3/00                           6.13                         10,000                               9,795

TOTAL COMMERCIAL PAPER                                                                              5,235,926

BANK NOTES - 6.5%



Bank of America NA

 2/22/00                          6.03                         65,000                               65,000

Bank One NA, Chicago

 1/24/00                          6.16 (b)                     55,000                               54,952

Comerica Bank, Detroit

 11/9/99                          5.38 (b)                     13,000                               13,000

 11/10/99                         5.46 (b)                     46,000                               45,979

BANK NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

First National Bank, Chicago

 7/12/00                          5.75%                       $ 40,000                             $ 39,987

First Union National Bank,
North Carolina

 11/1/99                          5.45 (b)                     32,000                               32,000

 1/4/00                           6.17 (b)                     50,000                               50,000

 1/26/00                          6.22 (b)                     38,000                               38,000

Fleet National Bank

 11/1/99                          5.46 (b)                     25,000                               24,992

Fleet National Bank, Providence

 11/4/99                          5.36 (b)                     38,000                               38,000

Harris Trust & Savings Bank,
Chicago

 11/1/99                          5.60 (b)                     55,000                               54,983

Key Bank NA

 11/16/99                         5.53 (b)                     54,000                               54,000

Mellon Bank NA, Pittsburgh

 11/1/99                          5.38 (b)                     24,000                               23,993

NationsBank NA

 11/1/99                          5.40                         65,000                               64,987

PNC Bank NA, Pittsburgh

 11/3/99                          5.36 (b)                     38,000                               38,000

TOTAL BANK NOTES                                                                                    637,873

MASTER NOTES - 0.4%



J.P. Morgan Securities, Inc.

 11/5/99                          5.39 (b)                     35,000                               35,000

MEDIUM-TERM NOTES - 5.9%



Abbey National Treasury
Services PLC

 8/3/00                           5.85                         50,000                               49,982

American Telephone & Telegraph

 11/8/99                          5.47 (b)                     120,000                              120,000

Bishops Gate Resources
Mortgage Trust

 11/1/99                          5.60 (b)                     27,000                               27,000

CIESCO LP

 11/15/99                         5.39 (b)                     50,000                               49,993

MEDIUM-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

CIT Group, Inc.

 11/1/99                          5.45% (b)                   $ 40,000                             $ 39,986

Ford Motor Credit Co.

 11/1/99                          5.45 (b)                     66,000                               66,000

 11/23/99                         5.46 (b)                     80,000                               79,956

General Electric Capital Corp.

 11/12/99                         5.39 (b)                     27,000                               27,000

 1/12/00                          6.13 (b)                     24,000                               24,000

Goldman Sachs Group L.P.

 11/10/99                         5.42 (a)(b)                  29,000                               29,000

 1/7/00                           6.33 (b)(c)                  44,000                               44,000

 1/27/00                          6.30 (b)(c)                  24,000                               24,000

TOTAL MEDIUM-TERM NOTES                                                                             580,917

SHORT-TERM NOTES - 3.7%



Jackson National Life
Insurance Co.

 1/1/00                           6.23 (b)(c)                  34,000                               34,000

Monumental Life Insurance Co.

 11/1/99                          5.54 (c)                     29,000                               29,000

 11/1/99                          5.57 (b)(c)                  35,000                               35,000

New York Life Insurance Co.

 12/1/99                          5.62 (b)(c)                  25,000                               25,000

 12/22/99                         6.20 (b)(c)                  26,000                               26,000

Pacific Life Insurance Co.

 12/9/99                          5.60 (b)(c)                  35,000                               35,000

RACERS Series 99 -16MM,

 11/2/99                          5.42 (a)(b)                  46,000                               46,000

SMM Trust Series 1999 E,

 1/5/00                           6.11 (a)(b)                  18,000                               18,000

SMM Trust Series 1999-I,

 11/26/99                         5.49 (a)(b)                  20,000                               20,000

Strategic Money Market Trust
Series 1999 A6,

 1/13/00                          6.30 (a)(b)                  91,000                               91,000

TOTAL SHORT-TERM NOTES                                                                              359,000

TIME DEPOSITS - 1.5%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Bank One, NA

 11/1/99                          5.38%                       $ 150,000                            $ 149,993


REPURCHASE AGREEMENTS - 0.0%

                                                               MATURITY AMOUNT (000S)

In a joint trading account                                     $ 317                                 317
(U.S. Government
Obligations) dated 10/29/99
due 11/1/99 At 5.33%

TOTAL INVESTMENT PORTFOLIO -                                                                         9,717,590
99.6%

NET OTHER ASSETS - 0.4%                                                                              41,088

NET ASSETS - 100%                                                                                  $ 9,758,678

Total Cost for Income Tax Purposes                                                                 $  9,717,590


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $204,000,000 or 2.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE   COST

Goldman Sachs Group L.P.:     12/7/98            $ 44,000
6.33%, 1/7/00

6.30%, 1/27/00                1/22/99            $ 24,000

Jackson National Life         7/6/99             $ 34,000
Insurance Co. 6.23%, 1/1/00

Monumental Life Insurance     7/1/98             $ 35,000
Co.: 5.54%, 11/1/99

5.57%, 11/1/99                7/31/98 - 9/17/98  $ 29,000

New York Life Insurance Co.:  8/13/99            $ 25,000
5.62%, 12/1/99

6.20%, 12/22/99               12/21/98           $ 26,000

Pacific Life Insurance Co.    8/31/99            $ 35,000
5.60%, 12/9/99

INCOME TAX INFORMATION

At April 30, 1999, the fund had a capital loss carryforward of approximately $2,519,000 of which $1,881,000, $476,000 and $162,000 will expire on April 30, 2002, 2003 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)       OCTOBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at            $ 9,717,590
value (including repurchase
agreements of $317) - See
accompanying schedule

Receivable for fund shares               31,990
sold

Interest receivable                      58,374

Other receivables                        8

 TOTAL ASSETS                            9,807,962

LIABILITIES

Payable to custodian bank      $ 139

Payable for fund shares         42,873
redeemed

Distributions payable           2,440

Accrued management fee          3,686

Other payables and accrued      146
expenses

 TOTAL LIABILITIES                       49,284

NET ASSETS                              $ 9,758,678

Net Assets consist of:

Paid in capital                         $ 9,761,219

Accumulated undistributed net            (2,541)
realized  gain (loss) on
investments

NET ASSETS, for 9,760,708               $ 9,758,678
shares outstanding

NET ASSET VALUE, offering                $1.00
price and redemption price
per share ($9,758,678
(divided by) 9,760,708
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS           SIX MONTHS ENDED
                               OCTOBER 31, 1999
                                     (UNAUDITED)

INTEREST INCOME                        $ 250,646

EXPENSES

Management fee               $ 21,386

Non-interested trustees'      16
compensation

 Total expenses before        21,402
reductions

 Expense reductions           (110)     21,292

NET INTEREST INCOME                     229,354

NET REALIZED GAIN (LOSS) ON             (13)
INVESTMENT SECURITIES

NET INCREASE IN NET ASSETS             $ 229,341
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED  APRIL 30, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 229,354                     $ 472,366

 Net realized gain (loss)         (13)                          98

 NET INCREASE (DECREASE) IN       229,341                       472,464
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (229,354)                     (472,366)
from net interest income

Share transactions at net         3,921,935                     10,977,091
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  214,993                       446,239
distributions from net
interest income

 Cost of shares redeemed          (3,886,185)                   (10,778,535)

 NET INCREASE (DECREASE) IN       250,743                       644,795
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       250,730                       644,893
IN NET ASSETS

NET ASSETS

 Beginning of period              9,507,948                     8,863,055

 End of period                   $ 9,758,678                   $ 9,507,948


FINANCIAL HIGHLIGHTS

                              SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,
                              1999

                              (UNAUDITED)                   1999                   1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning    $ 1.000                       $ 1.000                $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment         .024                          .050                   .053     .051     .054     .049
Operations Net interest
income

Less Distributions

From net  interest income      (.024)                        (.050)                 (.053)   (.051)   (.054)   (.049)

Net asset value,  end of      $ 1.000                       $ 1.000                $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B, C              2.45%                         5.12%                  5.43%    5.21%    5.57%    4.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period    $ 9,759                       $ 9,508                $ 8,863  $ 9,300  $ 8,451  $ 7,635
(in millions)

Ratio of expenses to average   .45% A                        .45%                   .45%     .45%     .45%     .44% D
net assets

Ratio of expenses to average   .45% A                        .45%                   .45%     .45%     .42% E   .44%
net assets after expense
reductions

Ratio of net interest income   4.82% A                       5.00%                  5.31%    5.09%    5.45%    4.89%
to average net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

2. OPERATING POLICIES -
CONTINUED

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $252,000,000 or 2.6% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annualized rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $67,000.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MONEY MARKET INSURANCE -
CONTINUED

the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. EXPENSE REDUCTIONS.

Through an arrangement with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $110,000 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

SPM-SANN-1299  88262
1.538241.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-6666
Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)

Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
U.S. GOVERNMENT
MONEY MARKET
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    8   A summary of major shifts in
                          the fund's investments over
                          the past six months  and one
                          year.

INVESTMENTS           9   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  12  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 16  Notes to the financial
                          statements.




Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN US GOVERNMENT MONEY      2.40%          4.80%        29.14%        62.06%
MARKET

Government Retail Money          2.20%          4.36%        26.83%        n/a
Market  Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on February 5, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government retail money market funds average, which reflects the performance of government retail money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 216 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN US GOVERNMENT MONEY        4.80%        5.25%         5.08%
MARKET

Government Retail Money            4.36%        4.86%         n/a
Market  Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                               11/2/99  8/3/99   4/27/99  2/2/99  11/3/98

Spartan U.S. Government Money  5.04%    4.67%    4.51%    4.67%   4.91%
Market Fund

Government Retail Money        4.57%    4.31%    4.09%    4.20%   4.49%
Market Funds Average

                               11/3/99  7/28/99  4/28/99  2/3/99  10/28/98

MMDA                           2.07%    2.04%    2.10%    2.21%   2.45%


Spartan U.S.
Government Money
Market Fund

Government Retail
Money Market
Funds Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%
Row: 1, Col: 1, Value: 5.04
Row: 1, Col: 2, Value: 4.57
Row: 1, Col: 3, Value: 2.07
Row: 2, Col: 1, Value: 4.67
Row: 2, Col: 2, Value: 4.31
Row: 2, Col: 3, Value: 2.04
Row: 3, Col: 1, Value: 4.51
Row: 3, Col: 2, Value: 4.09
Row: 3, Col: 3, Value: 2.1
Row: 4, Col: 1, Value: 4.67
Row: 4, Col: 2, Value: 4.2
Row: 4, Col: 3, Value: 2.21
Row: 5, Col: 1, Value: 4.91
Row: 5, Col: 2, Value: 4.49
Row: 5, Col: 3, Value: 2.45

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government retail money market funds average and the bank money market deposit account (MMDA) average. Figures for the government retail money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments after
expenses. This is in contrast to
banks, which set their MMDA
rates periodically based on
current interest rates,
competitors' rates, and
internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Litterst)

An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Government Money Market Fund

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS THAT ENDED OCTOBER 31, 1999?

A. It was dominated by concerns that the strong U.S. economy, coupled with reviving economies abroad, would lead the Federal Reserve Board to take back all three of the short-term interest-rate cuts it had implemented in late 1998 to maintain global financial stability. Growth in real GDP - gross domestic product adjusted for inflation - continued above the rate that is considered inflationary, driven primarily by consumer spending and business investment. However, broad inflation measures remained relatively tame. An exception arose in May, when data from April showed an unexpected leap in the consumer price index (CPI), its largest one-month gain in nine years. That report sparked concerns in the market, and led to a switch by the Fed in May from a neutral stance concerning interest rates to a bias toward "tightening," or raising rates, to head off inflation. Those fears were confirmed in June, when the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - from 4.75% to 5.00%. At that time, the Fed switched back to a neutral stance, but raised the fed funds rate again to 5.25% in August. In October, the Fed once again assumed a tightening bias, leading market observers to believe it would soon take back the last of 1998's interest-rate cuts.

Q. WHAT WAS YOUR STRATEGY WITH
THE FUND?

A. Overall, I kept the fund's average maturity longer than the average of its peers, ranging from about 60 days up to a high in the low-80-day range. Admittedly, it's unusual to carry a consistently longer maturity in a rising interest-rate environment, when one would normally maintain a shorter maturity to enable the fund to invest in higher yields quickly. However, shorter-term securities traded at a premium and, periodically, I purchased securities with six- to 12-month maturities when the market priced in very aggressive Fed rate-hike expectations. The fund was able to find opportunities in agency securities. One such opportunity was in variable- and floating-rate securities, whose interest rates reset based on indexes such as the prime rate or the three-month LIBOR (London Interbank Offered Rate). There were two reasons for emphasizing these instruments. First, dealers were offering them at attractive prices. More importantly, though, they enabled the fund to capture terrific values available in certain sectors of the money market more fully than if I solely utilized fixed-rate government securities. Further, with year 2000 approaching, I started to focus on strategies to earn the highest yield possible over year-end, while ensuring that the fund maintains ample liquidity to deal with a variety of potential outcomes.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on October 31, 1999, was 5.04%, compared to 4.51% six months ago. For the six months that ended October 31, 1999, the fund had a total return of 2.40%, compared to 2.20% for the government retail money market funds average, according to IBC
Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. There are clear signs that the downward trend in inflation we've experienced for some time is reversing. The dollar has weakened relative to the yen, and we've seen an up-tick in commodity prices. If factors such as these no longer help subdue inflation amid an economy that continues to grow at a robust pace, then there is a greater risk of rising price pressures, which could elicit further action by the Fed. Many investors thought the Fed would hold off on raising rates in November and December because of the proximity to the year 2000. However, that sentiment has diminished because moves the Fed has made to maintain liquidity should enable it to make policy decisions independent of Y2K considerations. Looking ahead to next year, the fund will seek to take advantage of increased issuance and additional liquidity of U.S. government agency securities. At the same time, the supply of short-term Treasuries will likely decline. In addition, I expect to continue buying longer-term securities when the risk/return trade-off is favorable to the fund.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks high current
income with share price
stability by investing in
high-quality short-term
money market securities issued
by the U.S. government for
government agencies and
repurchase agreements

FUND NUMBER: 458

TRADING SYMBOL: SPAXX

START DATE: February 5, 1990

SIZE: as of October 31, 1999,
more than $831 million

MANAGER: Robert Litterst,
since 1997; manager, several
Fidelity and Spartan taxable
money market funds; joined
Fidelity in 1991


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 4/30/99  % OF FUND'S INVESTMENTS
                               10/31/99                                                  10/31/98

  0 - 30                        49.3                     37.8                             56.1

 31 - 90                        17.9                     34.0                             15.5

 91 - 180                       18.4                     20.0                             19.1

181 - 397                       14.4                     8.2                              9.3

WEIGHTED AVERAGE MATURITY

                               10/31/99                 4/30/99                          10/31/98

Spartan U.S. Government Money  72 DAYS                  68 Days                          62 Days
Market

Government Retail Money        54 DAYS                  58 Days                          54 Days
Market  Funds Average  *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999                                         AS OF APRIL 30, 1999

Federal Agency  Issues          77.2%                          Federal Agency  Issues          92.1%

Repurchase  Agreements and                                     Repurchase  Agreements and
Net Other Assets                22.8%                          Net Other Assets                 7.9%

Row: 1, Col: 1, Value: 77.2                                    Row: 1, Col: 1, Value: 92.09999999999999
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                     Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 24.3                                    Row: 1, Col: 4, Value: 10.1
Row: 1, Col: 5, Value: 0.0                                     Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                     Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0                                     Row: 1, Col: 8, Value: 0.0



PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999 (UNAUDITED)


Showing Percentage of Net Assets



FEDERAL AGENCIES - 77.2%

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE  (NOTE 1)
                                PURCHASE

FANNIE MAE - 24.2%

Agency Coupons - 18.7%

 11/1/99                         5.37% (b)                   $ 13,000,000                    $ 12,994,992

 11/2/99                         5.22 (b)                     10,000,000                      9,994,928

 11/4/99                         5.18 (b)                     18,000,000                      17,991,826

 11/10/99                        5.23 (b)                     15,000,000                      14,995,303

 11/24/99                        5.22 (b)                     17,000,000                      16,995,351

 1/14/00                         5.97 (b)                     32,000,000                      31,985,451

 2/4/00                          4.85                         7,000,000                       6,997,905

 2/22/00                         4.93                         7,000,000                       6,999,783

 5/5/00                          5.04                         7,000,000                       6,995,696

 6/7/00                          5.25                         12,000,000                      11,992,532

 6/9/00                          5.38                         7,000,000                       6,994,336

 9/25/00                         5.82                         5,000,000                       4,964,879

 10/2/00                         5.83                         6,000,000                       5,990,755

                                                                                              155,893,737

Discount Notes - 5.5%

 12/6/99                         5.29                         4,900,000                       4,874,990

 2/2/00                          5.69                         12,650,000                      12,467,323

 2/11/00                         5.63                         8,000,000                       7,876,013

 3/16/00                         5.68                         12,920,000                      12,650,331

 7/28/00                         5.73                         8,000,000                       7,674,800

                                                                                              45,543,457

                                                                                              201,437,194

FEDERAL HOME LOAN BANK - 38.4%

Agency Coupons - 31.5%

 11/1/99                         5.31 (b)                     8,000,000                       7,999,880

 11/1/99                         5.23 (b)                     16,000,000                      15,999,978

 11/1/99                         5.38 (b)                     19,000,000                      18,987,789

 11/3/99                         5.68 (b)                     8,000,000                       7,994,689

 11/4/99                         5.26 (b)                     15,000,000                      14,989,063

 11/12/99                        5.22 (b)                     7,000,000                       6,996,862

 12/1/99                         5.30 (b)                     40,000,000                      39,997,582

 1/4/00                          5.92 (b)                     32,000,000                      31,979,677

 1/11/00                         5.98 (b)                     15,000,000                      14,997,987

 1/17/00                         5.99 (b)                     15,000,000                      14,988,707

 2/11/00                         4.92                         7,000,000                       6,998,298

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                PURCHASE

FEDERAL HOME LOAN BANK -
CONTINUED

Agency Coupons - continued

 2/16/00                         4.90%                       $ 7,000,000                     $ 7,000,000

 3/1/00                          5.00                         14,000,000                      13,998,912

 3/3/00                          5.06                         7,000,000                       6,998,071

 3/8/00                          5.17                         10,000,000                      9,996,713

 4/5/00                          5.03                         5,000,000                       4,997,741

 5/19/00                         5.13                         15,000,000                      14,994,631

 6/14/00                         5.47                         4,000,000                       3,996,690

 8/17/00                         5.86                         7,000,000                       6,976,989

 11/3/00                         6.00 (a)                     8,000,000                       7,996,000

 11/3/00                         6.12                         3,000,000                       2,998,050

                                                                                              261,884,309

Discount Notes - 6.9%

 11/3/99                         5.31                         16,000,000                      15,995,324

 2/23/00                         5.66                         16,000,000                      15,720,573

 3/2/00                          5.71                         9,000,000                       8,829,505

 3/8/00                          5.68                         5,000,000                       4,901,849

 3/29/00                         5.70                         12,000,000                      11,724,350

                                                                                              57,171,601

                                                                                              319,055,910

FREDDIE MAC - 12.5%

Discount Notes - 12.5%

 11/10/99                        5.28                         26,369,000                      26,334,457

 11/18/99                        4.88                         8,175,000                       8,156,624

 12/1/99                         5.30                         12,490,000                      12,435,252

 3/3/00                          5.72                         18,000,000                      17,658,060

 6/2/00                          5.40                         10,000,000                      9,695,644

 6/2/00                          5.46                         7,000,000                       6,784,454

 6/13/00                         5.51                         6,000,000                       5,804,250

 6/15/00                         5.45                         6,000,000                       5,804,591

 6/23/00                         5.50                         7,000,000                       6,761,018

 7/5/00                          5.61                         5,000,000                       4,817,494

                                                                                              104,251,844

STUDENT LOAN MARKETING
ASSOCIATION - 2.1%

Agency Coupons - 2.1%

 11/2/99                         5.80 (b)                     4,000,000                       3,998,492

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE  (NOTE 1)
                                PURCHASE

STUDENT LOAN MARKETING
ASSOCIATION - CONTINUED

Agency Coupons - continued

 11/2/99                         5.85% (b)                   $ 8,000,000                     $ 7,997,298

 11/2/99                         5.49 (b)                     5,000,000                       4,999,239

                                                                                              16,995,029

TOTAL FEDERAL AGENCIES                                                                        641,739,977


REPURCHASE AGREEMENTS - 24.3%

                                 MATURITY AMOUNT

In a joint trading account
(U.S. Government
Obligations) dated:

10/1/99 due 11/1/99 At 5.31%     $ 28,128,030                    28,000,000

10/7/99 due 11/3/99 At 5.3%       42,167,085                     42,000,000

10/14/99 due 11/15/99 At 5.32%    25,118,222                     25,000,000

10/21/99 due 11/18/99 At 5.31%    13,053,690                     13,000,000

10/26/99 due 11/2/99 At 5.25%     28,028,583                     28,000,000

10/27/99 due 11/10/99 At 5.25%    18,036,750                     18,000,000

10/28/99 due 11/2/99 At 5.33%     12,008,883                     12,000,000

10/29/99 due 11/1/99 At 5.33%     36,665,280                     36,649,000

TOTAL REPURCHASE AGREEMENTS                                      202,649,000

TOTAL INVESTMENT PORTFOLIO -                                     844,388,977
101.5%

NET OTHER ASSETS - (1.5)%                                       (12,881,641)

NET ASSETS - 100%                                             $ 831,507,336

Total Cost for Income Tax Purposes                            $ 844,388,977

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

At April 30, 1999, the fund had a capital loss carryforward of approximately $134,000 of which $44,000, $53,000 and $37,000 will expire on April 30, 2002, 2003 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                             OCTOBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 844,388,977
value (including repurchase
agreements of $202,649,000)
- See accompanying schedule

Cash                                         525

Receivable for fund shares                   2,804,923
sold

Interest receivable                          4,055,574

 TOTAL ASSETS                                851,249,999

LIABILITIES

Payable for investments        $ 2,998,050
purchased  Regular delivery

 Delayed delivery               7,996,000

Payable for fund shares         8,244,261
redeemed

Distributions payable           172,097

Accrued management fee          320,692

Other payables and accrued      11,563
expenses

 TOTAL LIABILITIES                           19,742,663

NET ASSETS                                  $ 831,507,336

Net Assets consist of:

Paid in capital                             $ 831,649,326

Accumulated net realized gain                (141,990)
(loss) on investments

NET ASSETS, for 831,649,326                 $ 831,507,336
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($831,507,336
(divided by) 831,649,326
shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED OCTOBER 31,
                                         1999 (UNAUDITED)

INTEREST INCOME                             $ 21,879,526

EXPENSES

Management fee                 $ 1,906,306

Non-interested trustees'        1,402
compensation

 Total expenses before          1,907,708
reductions

 Expense reductions             (2,353)      1,905,355

NET INTEREST INCOME                          19,974,171

NET REALIZED GAIN (LOSS) ON                  (4,801)
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 19,969,370
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED  APRIL 30, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 19,974,171                  $ 40,713,930

 Net realized gain (loss)         (4,801)                       14,978

 NET INCREASE (DECREASE) IN       19,969,370                    40,728,908
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (19,974,171)                  (40,713,930)
from net interest income

Share transactions at net         281,073,522                   839,208,314
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  19,029,912                    38,482,527
distributions from net
interest income

 Cost of shares redeemed          (315,924,560)                 (803,544,196)

 NET INCREASE (DECREASE) IN       (15,821,126)                  74,146,645
NET ASSETS AND SHARES
RESULTING  FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (15,825,927)                  74,161,623
IN NET ASSETS

NET ASSETS

 Beginning of period              847,333,263                   773,171,640

 End of period                   $ 831,507,336                 $ 847,333,263


FINANCIAL HIGHLIGHTS

                              SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,
                              1999

                              (UNAUDITED)                   1999                1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning    $ 1.000                       $ 1.000             $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment         .024                          .049                .052       .050       .054       .047
Operations Net interest
income

Less Distributions

From net  interest income      (.024)                        (.049)              (.052)     (.050)     (.054)     (.047)

Net asset value,  end of      $ 1.000                       $ 1.000             $ 1.000    $ 1.000    $ 1.000    $ 1.000
period

TOTAL RETURN B, C              2.40%                         5.02%               5.37%      5.16%      5.52%      4.79%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period    $ 831,507                     $ 847,333           $ 773,172  $ 815,751  $ 761,475  $ 707,194
(000 omitted)

Ratio of expenses to average   .45% A                        .45%                .45%       .45%       .45%       .45%
net assets

Ratio of expenses to average   .45% A                        .44% D              .45%       .45%       .41% D     .45%
net assets after expense
reductions

Ratio of net interest income   4.71% A                       4.90%               5.24%      5.02%      5.42%      4.67%
to average net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying

2. OPERATING POLICIES -
CONTINUED

WHEN-ISSUED TRANSACTIONS -
CONTINUED

securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING

DATED OCTOBER 1, 1999, DUE NOVEMBER 1, 1999                           AT 5.31%
Number of dealers or banks                                            1
Maximum amount with one dealer or bank                                100%
Aggregate principal amount of agreements                              $ 250,000,000
Aggregate maturity amount of agreements                               $ 251,143,125
Aggregate market value of transferred assets                          $ 256,532,869
Coupon rates of transferred assets                                    5.50% to 10.50%
Maturity dates of transferred assets                                  2/1/00 to 11/1/29
DATED OCTOBER 7, 1999, DUE NOVEMBER 3, 1999                           AT 5.30%
Number of dealers or banks                                            1
Maximum amount with one dealer or bank                                100%
Aggregate principal amount of agreements                              $ 350,000,000
Aggregate maturity amount of agreements                               $ 351,392,375
Aggregate market value of transferred assets                          $ 359,043,541
Coupon rates of transferred assets                                    5.00% to 15.00%
Maturity dates of transferred assets                                  11/1/99 to 11/1/29


3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED OCTOBER 14, 1999, DUE NOVEMBER 15, 1999                         AT 5.32%
Number of dealers or banks                                            1
Maximum amount with one dealer or bank                                100%
Aggregate principal amount of agreements                              $ 200,000,000
Aggregate maturity amount of agreements                               $ 200,945,778
Aggregate market value of transferred assets                          $ 205,021,253
Coupon rates of transferred assets                                    0.00% to 13.25%
Maturity dates of transferred assets                                  11/1/99 to 2/1/35
DATED OCTOBER 21,1999, DUE NOVEMBER 18, 1999                          AT 5.31%
Number of dealers or banks                                            1
Maximum amount with one dealer or bank                                100%
Aggregate principal amount of agreements                              $ 100,000,000
Aggregate maturity amount of agreements                               $ 100,413,000
Aggregate market value of transferred assets                          $ 103,022,866
Coupon rates of transferred assets                                    5.50% to 10.50%
Maturity dates of transferred assets                                  7/1/02 to 11/1/29
DATED OCTOBER 26, 1999, DUE NOVEMBER 2, 1999                          AT 5.25%
Number of dealers or banks                                            1
Maximum amount with one dealer or bank                                100%
Aggregate principal amount of agreements                              $ 500,000,000
Aggregate maturity amount of agreements                               $ 500,510,417
Aggregate market value of transferred assets                          $ 517,114,417
Coupon rates of transferred assets                                    0.00% to 14.25%
Maturity dates of transferred assets                                  11/15/99 to 8/15/29
DATED OCTOBER 27, 1999, DUE NOVEMBER 10, 1999                         AT 5.25%
Number of dealers or banks                                            1
Maximum amount with one dealer or bank                                100%
Aggregate principal amount of agreements                              $ 300,000,000
Aggregate maturity amount of agreements                               $ 300,612,500
Aggregate market value of transferred assets                          $ 306,000,000
Coupon rates of transferred assets                                    5.73% to 7.34%
Maturity dates of transferred assets                                  12/1/02 to 11/1/37


3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING - CONTINUED

DATED OCTOBER 28, 1999, DUE NOVEMBER 2, 1999                          AT 5.33%
Number of dealers or banks                                            1
Maximum amount with one dealer or bank                                100%
Aggregate principal amount of agreements                              $ 200,000,000
Aggregate maturity amount of agreements                               $ 200,148,056
Aggregate market value of transferred assets                          $ 204,220,863
Coupon rates of transferred assets                                    5.75% to 7.41%
Maturity dates of transferred assets                                  10/1/18 to 12/1/37
DATED OCTOBER 29, 1999, DUE NOVEMBER 1, 1999                          AT 5.33%
Number of dealers or banks                                            5
Maximum amount with one dealer or bank                                21.9%
Aggregate principal amount of agreements                              $ 1,143,624,000
Aggregate maturity amount of agreements                               $ 1,144,132,004
Aggregate market value of transferred assets                          $ 1,168,001,858
Coupon rates of transferred assets                                    0.00% to 13.00%
Maturity dates of transferred assets                                  10/15/00 to 10/1/38


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annualized rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $5,175.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS),

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

MONEY MARKET INSURANCE - CONTINUED

an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

Through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $2,353 under this arrangement.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

SPU-SANN-1299  88264
1.538283.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-6666
Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)

Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
U.S. TREASURY
MONEY MARKET
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    8   A summary of major shifts in
                          the fund's investments over
                          the past six months and one
                          year.

INVESTMENTS           9   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  11  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 15  Notes to the financial
                          statements.




Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31,      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN US TREASURY MONEY      2.21%          4.42%        27.37%        61.89%
MARKET

Treasury Retail Money Market   2.09%          4.14%        26.07%        58.74%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the treasury retail money market funds average, which reflects the performance of treasury retail money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 37 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31,        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

SPARTAN US TREASURY MONEY        4.42%        4.96%         4.94%
MARKET

Treasury Retail Money Market     4.14%        4.74%         4.73%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                              11/2/99  8/3/99   4/27/99  2/2/99  11/3/98

Spartan U.S. Treasury  Money  4.56%    4.40%    4.25%    4.32%   4.60%
Market Fund

Treasury Retail Money Market  4.29%    4.08%    3.94%    3.97%   4.16%
Funds Average

                              11/3/99  7/28/99  4/28/99  2/3/99  10/28/98

MMDA                          2.07%    2.04%    2.10%    2.21%   2.45%


Spartan U.S. Treasury
Money Market Fund

Treasury Retail
Money Market
Funds Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%
Row: 1, Col: 1, Value: 4.56
Row: 1, Col: 2, Value: 4.29
Row: 1, Col: 3, Value: 2.07
Row: 2, Col: 1, Value: 4.4
Row: 2, Col: 2, Value: 4.08
Row: 2, Col: 3, Value: 2.04
Row: 3, Col: 1, Value: 4.25
Row: 3, Col: 2, Value: 3.94
Row: 3, Col: 3, Value: 2.1
Row: 4, Col: 1, Value: 4.319999999999999
Row: 4, Col: 2, Value: 3.97
Row: 4, Col: 3, Value: 2.21
Row: 5, Col: 1, Value: 4.6
Row: 5, Col: 2, Value: 4.159999999999999
Row: 5, Col: 3, Value: 2.45

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the treasury retail money market funds average and the bank money market deposit account (MMDA) average. Figures for the treasury retail money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Litterst)

An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Treasury Money Market Fund

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS THAT ENDED OCTOBER 31, 1999?

A. It was dominated by concerns that the strong U.S. economy would lead the Federal Reserve Board to take back all three of the short-term interest-rate cuts it had implemented in late 1998 to maintain global financial stability. Growth in real GDP - gross domestic product adjusted for inflation - continued above the rate that is considered inflationary, driven primarily by consumer spending and business investment. However, broad inflation measures remained relatively tame. An exception arose in May, when data from April showed an unexpected leap in the consumer price index (CPI), its largest one-month gain in nine years. That report sparked concerns in the market, and led to a switch by the Fed in May from a neutral stance concerning interest rates to a bias toward "tightening," or raising rates, to head off inflation. Those fears were realized in June, when the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - from 4.75% to 5.00%. At that time, the Fed switched back to a neutral stance, but raised the fed funds rate again to 5.25% in August. In October, the Fed left the fed funds rate unchanged, but once again adopted a tightening bias, leading market observers to believe it would soon take back the last of 1998's interest-rate cuts. The market also was impacted during the period by changing expectations regarding the Year 2000 and the supply of Treasury securities, as the federal government continued to post large budget surpluses.

Q. WHAT EFFECT DID THIS BACKDROP HAVE ON THE TREASURY MONEY MARKET?

A. It increased the volatility that has persisted since late 1998, despite the reconciliation of the issues that erupted at that time concerning a global financial meltdown. In addition, concerns related to the availability of Treasury securities at the turn of the year 2000 added to volatility. However, the Fed and the U.S. Treasury have announced programs to maintain liquidity and supply, helping to calm the markets.

Q. WHAT WAS YOUR STRATEGY?

A. I kept the fund's average maturity consistently longer than that of its peers. While that may appear to be unusual in a period of rising rates - when one would normally maintain a shorter maturity to enable the fund to invest in higher yields quickly - this strategy was partly in response to a supply/demand imbalance that routinely causes very-short-maturity Treasuries to trade at very high prices. In addition, I purchased securities with six- to 12-month maturities at times when the market priced in a very aggressive Fed rate-hike policy. Further, with year-end approaching, I started to focus on locking in investments into the new year in order to ensure that the fund is fully invested at reasonable levels. We also are preparing for the possibility of strong inflows as we near 2000, because investors could seek the safe haven offered by short-term Treasury securities.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on October 31, 1999, was 4.56%, compared to 4.25% six months ago. For the six months that ended October 31, 1999, the fund had a total return of 2.21%, compared to 2.09% for the treasury retail money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. There are clear signs that the downward trend in inflation we've experienced for some time is reversing. The dollar has weakened relative to the yen, and we've seen an up-tick in commodity prices. If factors such as these no longer help subdue inflation amid an economy that continues to grow at a robust pace, then there is greater risk of rising price pressures, which could elicit further action by the Fed. Many investors thought the Fed would hold off on raising rates in November and December because of the proximity to the Year 2000. However, that sentiment has diminished because of moves the Fed has made to maintain liquidity. Looking ahead to next year, the fund's challenge will be to provide value to shareholders in an environment characterized by an uncertain interest-rate outlook and a declining supply of Treasury securities, as the Federal government will continue to enjoy a budget surplus.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks high current
income with share price
stability by investing in
U.S. Treasury money market
securities whose interest is free
from state and local taxes

FUND NUMBER: 415

TRADING SYMBOL: FDLXX

START DATE: January 5, 1988

SIZE: as of October 31, 1999,
more than $2.0 billion

MANAGER: Robert Litterst,
since 1997; manager,
several Fidelity and Spartan
taxable money market funds;
joined Fidelity in 1991


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                          % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 4/30/99  % OF FUND'S INVESTMENTS
                              10/31/99                                                  10/31/98

  0 - 30                       33.5                     10.4                             24.4

 31 - 90                       11.7                     47.0                             23.2

 91 - 180                      50.8                     39.5                             47.6

181 - 397                      4.0                      3.1                              4.8

WEIGHTED AVERAGE MATURITY

                              10/31/99                 4/30/99                          10/31/98

Spartan U.S. Treasury  Money  72 DAYS                  78 Days                          74 Days
Market Fund

Treasury Retail Money Market  66 DAYS                  71 Days                          74 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999                                       AS OF APRIL 30, 1999

U.S. Treasury Bills             12.5%                        U.S. Treasury Bills            1.4%

U.S. Treasury  Notes            85.1%                        U.S. Treasury  Notes          97.1%

Net Other Assets                 2.4%                        Net Other Assets               1.5%

Row: 1, Col: 1, Value: 12.5                                  Row: 1, Col: 1, Value: 1.4
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 85.09999999999999                     Row: 1, Col: 4, Value: 97.09999999999999
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.4                                   Row: 1, Col: 8, Value: 1.5



PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1999 (UNAUDITED)


Showing Percentage of Net Assets



U.S. TREASURY OBLIGATIONS -
97.6%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

U.S. TREASURY BILLS - 12.5%

 11/12/99                         4.87%                       $ 23,435                     $ 23,401

 1/6/00                           4.98                         76,689                       75,996

 2/3/00                           5.02                         160,000                      157,925

                                                                                            257,322

U.S. TREASURY NOTES - 75.6%

 11/15/99                         4.70                         126,315                      126,361

 11/15/99                         4.73                         90,000                       90,032

 11/15/99                         4.76                         39,044                       39,058

 11/15/99                         4.80                         60,000                       60,020

 11/30/99                         4.92                         50,000                       50,105

 11/30/99                         4.93                         75,000                       75,157

 11/30/99                         4.95                         16,000                       16,033

 11/30/99                         4.98                         30,000                       30,061

 11/30/99                         5.00                         20,000                       20,041

 12/31/99                         4.96                         55,000                       55,228

 12/31/99                         5.10                         70,000                       70,282

 12/31/99                         5.11                         34,000                       34,134

 1/31/00                          5.00                         25,000                       25,159

 1/31/00                          5.04                         4,504                        4,532

 1/31/00                          5.07                         25,000                       25,152

 1/31/00                          5.14                         30,000                       30,178

 2/15/00                          5.11                         34,000                       34,308

 2/15/00                          5.13                         30,000                       30,049

 2/29/00                          4.86                         743                          748

 2/29/00                          4.90                         20,000                       20,129

 2/29/00                          5.07                         15,000                       15,089

 2/29/00                          5.11                         100,000                      100,617

 2/29/00                          5.12                         75,000                       75,450

 2/29/00                          5.13                         80,000                       80,372

 2/29/00                          5.15                         30,000                       30,181

 2/29/00                          5.16                         60,000                       60,047

 2/29/00                          5.17                         50,000                       50,169

 2/29/00                          5.19                         130,000                      130,406

 2/29/00                          5.22                         50,000                       50,038

 3/31/00                          5.09                         10,000                       10,064

 3/31/00                          5.13                         10,000                       10,062

 3/31/00                          5.19                         31,167                       31,255

 3/31/00                          5.28                         20,000                       20,126

U.S. TREASURY OBLIGATIONS -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

U.S. TREASURY NOTES - CONTINUED

 4/30/00                          5.33% (a)                   $ 25,000                     $ 25,025

 5/31/00                          5.12                         30,000                       30,157

                                                                                            1,555,825

U.S. TREASURY NOTES - COUPON
STRIPS - 2.6%

 11/15/99                         4.80                         30,000                       29,940

 5/15/00                          5.24                         25,000                       24,316

                                                                                            54,256

U.S. TREASURY NOTES -
PRINCIPAL ONLY STRIPS - 6.9%

 11/15/99                         4.70                         40,000                       39,926

 11/15/99                         4.72                         47,000                       46,912

 11/15/99                         4.91                         25,000                       24,952

 2/15/00                          4.77                         15,000                       14,796

 2/15/00                          4.80                         15,000                       14,795

                                                                                            141,381


TOTAL INVESTMENT PORTFOLIO -                                                                2,008,784
97.6%

NET OTHER ASSETS - 2.4%                                                                     49,917

NET ASSETS - 100%                                                                         $ 2,058,701

Total Cost for Income Tax Purposes                                                        $ 2,008,784


LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

INCOME TAX INFORMATION

At April 30, 1999, the fund had a capital loss carryforward of approximately $32,000, all of which will expire on April 30, 2004.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)         OCTOBER 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 2,008,784
value -  See accompanying
schedule

Receivable for investments                 451,396
sold

Receivable for fund shares                 13,313
sold

Interest receivable                        39,686

 TOTAL ASSETS                              2,513,179

LIABILITIES

Payable for investments        $ 421,217
purchased Regular delivery

 Delayed delivery               25,029

Payable for fund shares         6,998
redeemed

Distributions payable           432

Accrued management fee          780

Other payables and accrued      22
expenses

 TOTAL LIABILITIES                         454,478

NET ASSETS                                $ 2,058,701

Net Assets consist of:

Paid in capital                           $ 2,058,796

Accumulated net realized gain              (95)
(loss) on investments

NET ASSETS, for 2,058,665                 $ 2,058,701
shares outstanding

NET ASSET VALUE, offering                  $1.00
price and redemption price
per share ($2,058,701
(divided by) 2,058,665
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS SIX
                     MONTHS ENDED OCTOBER 31,
                             1999 (UNAUDITED)

INTEREST INCOME                      $ 49,632

EXPENSES

Management fee              $ 4,648

Non-interested trustees'     3
compensation

Interest                     16

 Total expenses before       4,667
reductions

 Expense reductions          (23)     4,644

NET INTEREST INCOME                   44,988

NET INCREASE IN NET ASSETS           $ 44,988
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED APRIL 30, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 44,988                      $ 93,866

 Net realized gain (loss)         -                             (23)

 NET INCREASE (DECREASE) IN       44,988                        93,843
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (44,988)                      (93,866)
from net interest income

Share transactions at net         693,149                       2,111,263
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  42,168                        88,470
distributions from net
interest income

 Cost of shares redeemed          (766,350)                     (2,022,494)

 NET INCREASE (DECREASE) IN       (31,033)                      177,239
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (31,033)                      177,216
IN NET ASSETS

NET ASSETS

 Beginning of period              2,089,734                     1,912,518

 End of period                   $ 2,058,701                   $ 2,089,734




 FINANCIAL HIGHLIGHTS            SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,
                                 1999

                                 (UNAUDITED)                   1999                  1998     1997     1996     1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                       $ 1.000               $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment            .022                          .046                  .050     .048     .051     .036
Operations Net interest
income

Less Distributions

From net interest income          (.022)                        (.046)                (.050)   (.048)   (.051)   (.036)

Net asset value, end of period   $ 1.000                       $ 1.000               $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN B, C                 2.21%                         4.67%                 5.08%    4.92%    5.25%    3.66%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,059                       $ 2,090               $ 1,913  $ 1,911  $ 1,795  $ 1,678
millions)

Ratio of expenses to average      .45% A                        .47%                  .46%     .45%     .45%     .45% A, D
net assets

Ratio of expenses to average      .45% A, E                     .46% E                .46%     .45%     .43% E   .45% A
net assets after expense
reductions

Ratio of net interest income      4.35% A                       4.57%                 4.96%    4.82%    5.14%    4.85% A
to average  net assets



 FINANCIAL HIGHLIGHTS            YEARS ENDED APRIL 30,

                                 1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000
period

Income from Investment            .030
Operations Net interest
income

Less Distributions

From net interest income          (.030)

Net asset value, end of period   $ 1.000

TOTAL RETURN B, C                 2.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,556
millions)

Ratio of expenses to average      .45% D
net assets

Ratio of expenses to average      .45%
net assets after expense
reductions

Ratio of net interest income      2.94%
to average  net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. F NINE MONTHS ENDED APRIL 30
G YEAR ENDED JULY 31

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. The average daily balance during the period for which the reverse repurchase agreements were outstanding amounted to $99,848,000. The weighted average interest rate was 2.88%.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated

2. OPERATING POLICIES -
CONTINUED

DELAYED DELIVERY TRANSACTIONS -
CONTINUED

in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annualized rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $11,000.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. EXPENSE REDUCTIONS.

Through an arrangement with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $23,000 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500




INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

TMM-SANN-1299  88265
1.538317.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-6666
Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)

Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com